UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22058

Nuveen Tax-Advantaged Dividend Growth Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JTD

Nuveen Tax-Advantaged Dividend Growth Fund
Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 143.4% (97.3% of Total Investments)

	COMMON STOCKS – 105.4% (71.5% of Total Investments)

	Aerospace & Defense – 5.0%

32,883	Boeing Company, (2)	$4,306,029
45,172	Honeywell International Inc., (2)	4,277,337
138,114	Safran SA, (4)	2,595,162
	Total Aerospace & Defense	11,178,528

	Automobiles – 2.8%

31,575	Daimler AG, (2), (4)	2,299,923
132,374	General Motors Company, (3)	3,973,867
	Total Automobiles	6,273,790

	Banks – 12.7%

41,309	BOC Hong Kong Holdings Limited, (4)	2,447,971
152,846	Danske Bank A/S, (4)	2,307,975
106,188	JPMorgan Chase & Co., (3)	6,474,282
778,694	Mitsubishi UFJ Financial Group Inc.	4,742,246
110,831	Swedbank AB, (3), (4)	2,459,340
54,828	Toronto-Dominion Bank	2,161,320
108,971	Wells Fargo & Company	5,595,661
99,586	Westpac Banking Corporation, (3)	2,097,281
	Total Banks	28,286,076

	Beverages – 3.2%

60,112	Heineken NV, (4)	2,451,968
50,088	PepsiCo, Inc., (3)	4,723,298
	Total Beverages	7,175,266

	Biotechnology – 0.7%

53,980	Grifols SA	1,640,992

	Capital Markets – 1.2%

8,727	BlackRock Inc.	2,596,021

	Chemicals – 2.9%

28,607	Monsanto Company, (3)	2,441,321
57,587	Potash Corporation of Saskatchewan, (3)	1,183,413
27,119	Praxair, Inc.	2,762,341
	Total Chemicals	6,387,075

	Consumer Finance – 1.5%

63,092	Discover Financial Services, (2), (3)	3,280,153

	Containers & Packaging – 2.4%

50,929	Amcor Limited, (4)	1,884,373
59,224	Packaging Corp. of America	3,562,916
	Total Containers & Packaging	5,447,289

	Diversified Telecommunication Services – 3.2%

167,565	AT&T Inc., (3)	5,459,268
69,319	HKT Trust and HKT Limited, (4)	1,647,546
	Total Diversified Telecommunication Services	7,106,814

	Electric Utilities – 4.1%

44,873	NextEra Energy Inc., (2)	4,377,361
157,298	Red Electrica Corporacion SA, (4)	2,606,428

Nuveen Investments	1

JTD	Nuveen Tax-Advantaged Dividend Growth Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Electric Utilities (continued)

94,296	Scottish and Southern Energy PLC, (2), (4)	$2,149,949
	Total Electric Utilities	9,133,738

	Energy Equipment & Services – 0.7%

62,600	Tenaris SA, (2)	1,509,286

	Food & Staples Retailing – 2.9%

67,347	CVS Health Corporation, (3)	6,497,639

	Food Products – 0.6%

113,745	Groupe Danone, (4)	1,433,187

	Health Care Equipment & Supplies – 2.1%

68,675	Medtronic, PLC	4,597,105

	Health Care Providers & Services – 2.4%

45,330	UnitedHealth Group Incorporated, (3)	5,258,733

	Hotels, Restaurants & Leisure – 1.3%

173,394	Compass Group PLC, (4)	2,789,910

	Household Durables – 2.0%

29,613	Whirlpool Corporation, (2)	4,360,810

	Household Products – 2.9%

66,527	Colgate-Palmolive Company, (2)	4,221,803
126,046	Reckitt and Benckiser, (4)	2,300,340
	Total Household Products	6,522,143

	Insurance – 4.6%

43,772	Ace Limited	4,526,025
57,314	Marsh & McLennan Companies, Inc., (3)	2,992,937
127,862	Swiss Re AG, (2), (4)	2,749,033
	Total Insurance	10,267,995

	IT Services – 4.6%

52,163	Accenture Limited	5,125,536
75,263	Fidelity National Information Services	5,048,642
	Total IT Services	10,174,178

	Machinery – 0.8%

27,665	Kubota Corporation, (4)	1,888,952

	Media – 1.1%

23,759	WPP Group PLC	2,471,650

	Metals & Mining – 0.9%

60,581	BHP Billiton Limited	1,915,571

	Multiline Retail – 1.7%

71,604	Macy’s, Inc.	3,674,717

	Oil, Gas & Consumable Fuels – 6.6%

114,904	BG Group PLC, (4)	1,674,151
51,205	Chevron Corporation, (3)	4,039,050
122,244	Kinder Morgan, Inc., (2), (3)	3,383,714
43,389	Phillips 66, (2)	3,334,011
52,504	Total SA, Sponsored ADR	2,347,454
	Total Oil, Gas & Consumable Fuels	14,778,380

2	Nuveen Investments

Shares	Description (1)			Value

	Personal Products – 0.7%

46,905	L’Oreal, (4)			$1,625,727

	Pharmaceuticals – 10.1%

86,197	AbbVie Inc.			4,689,980
33,421	Johnson & Johnson, (2)			3,119,850

51,482	Novartis AG, Sponsored ADR, (2)			4,732,225
52,849	Novo-Nordisk A/S, (3)			2,866,530
156,865	Pfizer Inc., (2)			4,927,130
43,498	Sanofi-Aventis			2,064,850
	Total Pharmaceuticals			22,400,565

	Professional Services – 3.3%

97,182	Experian PLC, (4)			1,565,602
128,639	Nielsen Holdings N.V. (3)			5,720,576
	Total Professional Services			7,286,178

	Road & Rail – 1.9%

48,507	Union Pacific Corporation, (2)			4,288,504

	Software – 2.7%

99,216	Microsoft Corporation, (2), (3)			4,391,300
24,970	SAP SE, Sponsored ADR, (2)			1,617,806
	Total Software			6,009,106

	Specialty Retail – 2.0%

66,154	Lowe’s Companies, Inc., (2), (3)			4,559,334

	Technology Hardware, Storage & Peripherals – 4.5%

59,359	Apple, Inc., (2), (3)			6,547,298
140,241	EMC Corporation			3,388,223
	Total Technology Hardware, Storage & Peripherals			9,935,521

	Textiles, Apparel & Luxury Goods – 2.2%

72,968	VF Corporation			4,977,147

	Trading Companies & Distributors – 1.2%

124,080	Itochu Corporation, (4)			2,605,618

	Wireless Telecommunication Services – 1.9%

202,763	KDDI Corporation, (3), (4)			2,279,056
63,102	Vodafone Group PLC, Sponsored ADR, (2)			2,002,857
	Total Wireless Telecommunication Services			4,281,913
	Total Common Stocks (cost $202,419,175)			234,615,611

Shares	Description (1)	Coupon	Ratings (5)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.4% (0.3% of Total Investments)

	Diversified Telecommunication Services – 0.4%

9,100	Frontier Communications Corporation	11.125%	N/R	$847,665
	Total Convertible Preferred Securities (cost $919,790)			847,665

Shares	Description (1)	Coupon	Ratings (5)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED– 25.3% (17.1% of Total Investments)

	Asset Backed Securities – 0.4%

15,085	Oxford Lane Capital Corporation	8.125%	N/R	$379,388
18,010	Oxford Lane Capital Corporation	7.500%	N/R	434,041
	Total Asset Backed Securities			813,429

Nuveen Investments	3

JTD	Nuveen Tax-Advantaged Dividend Growth Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Shares	Description (1)	Coupon	Ratings (5)	Value

	Banks – 4.8%

33,065	Boston Private Financial Holdings Inc.	6.950%	N/R	$840,512
4,615	Citigroup Inc.	8.125%	BB+	132,266
17,200	Citigroup Inc.	7.125%	BB+	463,024
15,955	City National Corporation	6.750%	Baa2	457,111

8,700	Cobank Agricultural Credit Bank, 144A, (4)	6.250%	BBB+	899,363
2,209	Cobank Agricultural Credit Bank, (4)	6.125%	BBB+	214,342
32,800	Fifth Third Bancorp.	6.625%	Baa3	893,800
15,765	First Naigara Finance Group	8.625%	BB-	417,930
32,600	FNB Corporation	7.250%	Ba2	949,638
9,500	HSBC Holdings PLC	8.000%	Baa1	242,345
5,375	PNC Financial Services	6.125%	Baa2	147,329
15,211	Private Bancorp Incorporated	7.125%	N/R	406,438
37,375	RBS Capital Trust	6.080%	BB-	913,819
51,825	Regions Financial Corporation	6.375%	BB	1,349,005
62,171	U.S. Bancorp.	6.500%	A3	1,785,551
21,224	Zions Bancorporation	7.900%	BB-	573,897
	Total Banks			10,686,370

	Capital Markets – 3.8%

6,700	Apollo Investment Corporation	6.875%	BBB	169,845
25,675	Apollo Investment Corporation	6.625%	BBB	639,564
22,570	Capitala Finance Corporation	7.125%	N/R	569,893
36,400	Charles Schwab Corporation	6.000%	BBB	916,188
35,000	Fifth Street Finance Corporation	6.125%	BBB-	869,400
7,600	Gladstone Capital Corporation	6.750%	N/R	194,408
9,655	Hercules Technology Growth Capital Incorporated	7.000%	N/R	245,044
37,300	Hercules Technology Growth Capital Incorporated	6.250%	N/R	935,857
4,900	JMP Group Inc.	7.250%	N/R	122,843
37,900	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	881,175
11,273	Medley Capital Corporation	6.125%	N/R	275,512
32,400	Morgan Stanley	7.125%	Ba1	889,380
19,225	MVC Capital Incorporated	7.250%	N/R	453,518
48,790	Solar Capital Limited	6.750%	BBB-	1,129,001
2,472	Triangle Capital Corporation	6.375%	N/R	61,849
	Total Capital Markets			8,353,477

	Consumer Finance – 1.2%

36,550	Capital One Financial Corporation	6.700%	Baa3	968,575
18,225	Discover Financial Services	6.500%	BB-	470,387
7,470	HSBC Finance Corporation	6.360%	BBB-	187,198
22,575	SLM Corporation, Series A	6.970%	B1	997,815
	Total Consumer Finance			2,623,975

	Diversified Financial Services – 0.8%

35,300	KKR Financial Holdings LLC	7.375%	BBB	923,801
16,444	Main Street Capital Corporation	6.125%	N/R	416,855
15,650	PennantPark Investment Corporation	6.250%	BBB-	390,624
	Total Diversified Financial Services			1,731,280

	Electric Utilities – 0.4%

35,700	Entergy Arkansas Inc., (4)	6.450%	BB+	896,962

	Food Products – 0.9%

39,225	CHS Inc.	7.100%	N/R	1,041,816
36,210	CHS Inc.	6.750%	N/R	938,201
	Total Food Products			1,980,017

	Insurance – 4.0%

8,700	Arch Capital Group Limited	6.750%	BBB+	224,373
29,600	Argo Group US Inc.	6.500%	BBB-	744,440

4	Nuveen Investments

Shares	Description (1)	Coupon	Ratings (5)	Value

	Insurance (continued)

14,298	Aspen Insurance Holdings Limited	7.401%	BBB-	$370,318
50,000	Aspen Insurance Holdings Limited	7.250%	BBB-	1,306,000
27,300	Axis Capital Holdings Limited	6.875%	BBB	711,711
65,000	Endurance Specialty Holdings Limited	7.500%	BBB-	1,675,700
23,300	Kemper Corporation	7.375%	Ba1	613,256
36,036	Maiden Holdings Limited	8.250%	BB	963,242
14,094	Maiden Holdings NA Limited	8.000%	BBB-	372,082

17,943	Maiden Holdings NA Limited	7.750%	BBB-	483,564
29,500	National General Holding Company	7.500%	N/R	736,025
12,750	National General Holding Company	7.500%	N/R	316,965
16,575	Reinsurance Group of America Inc.	6.200%	BBB	458,962
	Total Insurance			8,976,638

	Multi-Utilities – 0.5%

46,370	DTE Energy Company	6.500%	Baa1	1,198,664

	Oil, Gas & Consumable Fuels – 0.2%

4,950	Scorpio Tankers Inc.	7.500%	N/R	121,275
16,203	Scorpio Tankers Inc.	6.750%	N/R	356,952
	Total Oil, Gas & Consumable Fuels			478,227

	Real Estate Investment Trust – 7.1%

8,400	AG Mortgage Investment Trust	8.250%	N/R	190,344
515	AG Mortgage Investment Trust	8.000%	N/R	11,747
38,800	Apartment Investment & Management Company	7.000%	BB	982,028
19,277	Apollo Commercial Real Estate Finance	8.625%	N/R	485,973
3,558	Apollo Residential Mortgage Inc.	8.000%	N/R	80,553
19,269	Arbor Realty Trust Incorporated	7.375%	N/R	457,831
59,682	Ashford Hospitality Trust Inc.	9.000%	N/R	1,534,424
15,000	Capstead Mortgage Corporation	7.500%	N/R	363,000
13,250	Colony Financial Inc.	7.125%	N/R	289,645
4,662	Colony Financial Inc.	8.500%	N/R	119,114
14,030	Colony Financial Inc.	7.500%	N/R	346,962
31,350	DDR Corporation	6.500%	Baa3	787,826
33,600	Digital Realty Trust Inc.	7.375%	Baa3	896,784
72,500	Dupont Fabros Technology	7.875%	Ba2	1,813,950
8,239	First Potomac Realty Trust	7.750%	N/R	209,847
22,075	Inland Real Estate Corporation	8.125%	N/R	562,913
4,900	Inland Real Estate Corporation	6.950%	N/R	122,745
18,700	Invesco Mortgage Capital Inc.	7.750%	N/R	430,287
2,495	Kite Realty Group Trust	8.250%	N/R	63,273
11,469	MFA Financial Inc.	8.000%	N/R	292,574
6,593	MFA Financial Inc.	7.500%	N/R	161,529
22,900	Northstar Realty Finance Corporation	8.875%	N/R	556,928
11,327	Northstar Realty Finance Corporation	8.750%	N/R	274,453
28,273	Northstar Realty Finance Corporation	8.250%	N/R	662,436
36,600	Penn Real Estate Investment Trust	7.375%	N/R	927,810
20,498	Rait Financial Trust	7.625%	N/R	435,583
17,875	Rait Financial Trust	7.125%	N/R	389,854
6,287	Rait Financial Trust	7.750%	N/R	114,423
20,175	Regency Centers Corporation	6.625%	Baa2	509,419
23,749	Resource Capital Corporation	8.625%	N/R	437,457
19,175	Senior Housing Properties Trust	5.625%	BBB-	470,363
3,800	STAG Industrial Inc.	6.625%	BB+	92,150
32,755	VEREIT, Inc.	6.700%	N/R	792,671
	Total Real Estate Investment Trust			15,866,896

	Real Estate Management & Development – 0.2%

16,770	Kennedy-Wilson Inc.	7.750%	BB-	422,604

	Specialty Retail – 0.4%

32,700	TravelCenters of America LLC	8.000%	N/R	827,310

Nuveen Investments	5

JTD	Nuveen Tax-Advantaged Dividend Growth Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Shares	Description (1)	Coupon		Ratings (5)	Value

	Wireless Telecommunication Services – 0.4%

36,400	United States Cellular Corporation	7.250%		Ba1	$920,920

	U.S. Agency – 0.2%

4,750	Farm Credit Bank of Texas, 144A, (4)	6.750%		Baa1	496,078
	Total $25 Par (or similar) Retail Preferred (cost $54,734,371)				56,272,847

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	CORPORATE BONDS – 4.1% (2.8% of Total Investments)

	Banks – 1.3%

$525	Bank of America Corporation	6.250%	3/05/65	BB+	$513,187
825	Citigroup Inc.	5.950%	12/31/49	BB+	777,563
575	JPMorgan Chase & Company	6.750%	12/31/49	BBB-	598,719
975	M&T Bank Corporation	6.450%	12/31/49	Baa2	1,033,500
2,900	Total Banks				2,922,969

	Beverages – 0.3%

450	Cott Beverages USA, Inc.	6.750%	1/01/20	B-	462,375
150	Cott Beverages USA, Inc.	5.375%	7/01/22	B-	145,311
600	Total Beverages				607,686

	Capital Markets – 0.1%

300	BGC Partners Inc.	5.375%	12/09/19	BBB-	309,000

	Commercial Services & Supplies – 0.3%

450	GFL Environmental Corporation, 144A	7.875%	4/01/20	B	460,688
350	R.R. Donnelley & Sons Company	6.500%	11/15/23	BB-	329,000
800	Total Commercial Services & Supplies				789,688

	Diversified Consumer Services – 0.1%

250	Gibson Brands Inc., 144A	8.875%	8/01/18	B-	220,625

	Diversified Telecommunication Services – 0.6%

350	Frontier Communications Corporation, 144A	11.000%	9/15/25	BB	338,625
500	Frontier Communications Corporation, (2)	7.625%	4/15/24	BB	417,500
582	US West Communications Company	6.875%	9/15/33	BBB-	561,901
1,432	Total Diversified Telecommunication Services				1,318,026

	Health Care Providers & Services – 0.2%

415	Kindred Healthcare Inc.	6.375%	4/15/22	B2	411,888

	Marine – 0.3%

825	Teekay Offshore Partners LP/Teekay Offshore Finance Corporation	6.000%	7/30/19	N/R	602,250

	Media – 0.1%

250	Altice S.A, 144A	7.625%	2/15/25	B	220,781

	Metals & Mining – 0.1%

450	ArcelorMittal	7.750%	10/15/39	Ba1	366,750

	Real Estate Investment Trust – 0.3%

475	Communications Sales & Leasing Inc.	8.250%	10/15/23	BB	406,125
225	Select Income REIT	4.500%	2/01/25	Baa2	216,401
700	Total Real Estate Investment Trust				622,526

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Real Estate Management & Development – 0.4%

$770	Forestar USA Real Estate Group Inc., 144A	8.500%	6/01/22	B+	$796,950
25	Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB-	24,437
795	Total Real Estate Management & Development				821,387
$9,717	Total Corporate Bonds (cost $9,763,554)				9,213,576

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (5)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 8.2% (5.6% of Total Investments)

	Banks – 3.9%

675	Bank of America Corporation	6.500%	N/A (6)	BB+	$688,500
600	Bank of America Corporation	6.100%	N/A (6)	BB+	585,000
875	Citigroup Inc.	5.800%	N/A (6)	BB+	861,219
800	Citizens Financial Group Inc., 144A	5.500%	N/A (6)	BB+	780,000
575	General Electric Capital Corporation	6.250%	N/A (6)	A+	623,875
1,000	General Electric Capital Corporation	7.125%	N/A (6)	A+	1,155,000
1,000	JPMorgan Chase & Company	7.900%	N/A (6)	BBB-	1,038,750
125	JPMorgan Chase & Company	6.100%	N/A (6)	BBB-	124,188
1,000	PNC Financial Services Inc.	6.750%	N/A (6)	Baa2	1,085,000
900	SunTrust Bank Inc.	5.625%	11/26/18	Baa3	900,000
900	Wells Fargo & Company	5.875%	N/A (6)	BBB	921,375
50	Zions Bancorporation	7.200%	N/A (6)	BB-	53,438
8,500	Total Banks				8,816,345

	Capital Markets – 0.4%

850	Morgan Stanley	5.550%	N/A (6)	Ba1	837,250

	Consumer Finance – 0.8%

488	Ally Financial Inc., 144A	7.000%	N/A (6)	B	489,540
900	American Express Company	5.200%	N/A (6)	Baa2	891,270
400	Capital One Financial Corporation	5.550%	N/A (6)	Baa3	395,000
1,788	Total Consumer Finance				1,775,810

	Food Products – 0.9%

1,890	Land O’ Lakes Incorporated, 144A	8.000%	N/A (6)	BB	1,932,525

	Insurance – 1.9%

895	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	1,040,437
1,000	MetLife Inc.	10.750%	8/01/39	BBB	1,560,000
1,000	National Financial Services Inc.	6.750%	5/15/37	Baa2	1,005,000
594	Symetra Financial Corporation, 144A, (2)	8.300%	10/15/37	BBB-	607,365
3,489	Total Insurance				4,212,802

	Specialty Retail – 0.3%

758	Swiss Re Capital I, 144A	6.854%	N/A (6)	A	768,422
17,275	Total $1,000 Par (or similar) Institutional Preferred (cost $17,206,726)				18,343,154
	Total Long-Term Investments (cost $285,043,616)				319,292,853

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 4.0% (2.7% of Total Investments)

	REPURCHASE AGREEMENTS – 4.0%

$8,924	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/15, repurchase price $8,923,510, collateralized by $8,705,000 U.S. Treasury Notes, 2.500%, due 8/15/23, value $9,107,606	0.000%	10/01/15		$8,923,510
	Total Short-Term Investments (cost $8,923,510)				8,923,510
	Total Investments (cost $293,967,126) – 147.4%				328,216,363
	Borrowings – (46.0)% (7), (8)				(102,500,000)
	Other Assets Less Liabilities – (1.4)% (9)				(3,134,861)
	Net Assets Applicable to Common Shares – 100%				$222,581,502

Nuveen Investments	7

JTD	Nuveen Tax-Advantaged Dividend Growth Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Investments in Derivatives as of September 30, 2015

Options Written outstanding:

Number of Contracts	Description	Notional Amount (10)	Expiration Date	Strike Price	Value
(150)	CBOE SPX Volatility Index	$(450,000)	10/21/15	$30	$(12,750)
(150)	CBOE SPX Volatility Index	(375,000)	10/21/15	25	(25,875)
(100)	NASDAQ 100® Index	(44,000,000)	11/20/15	4,400	(444,000)
(110)	Russell 2000® Index	(12,870,000)	11/20/15	1,170	(84,150)
(160)	Russell 2000® Index	(18,560,000)	11/20/15	1,160	(164,800)
(225)	S&P 500® Index	(45,000,000)	11/20/15	2,000	(374,625)
(895)	Total Options Written (premiums received $960,148)	$(121,255,000)			$(1,106,200)

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (11)	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan	$27,625,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	12/01/15	12/01/20	$(638,532)
JPMorgan	27,625,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	12/01/15	12/01/22	(969,369)
	$55,250,000							$(1,607,901)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$190,853,400	$43,762,211	$—	$234,615,611
Convertible Preferred Securities	847,665	—	—	847,665
$25 Par (or similar) Retail Preferred	53,766,102	2,506,745	—	56,272,847
Corporate Bonds	—	9,213,576	—	9,213,576
$1,000 Par (or similar) Institutional Preferred	—	18,343,154	—	18,343,154
Short-Term Investments:
Repurchase Agreements	—	8,923,510	—	8,923,510
Investments in Derivatives:
Options Written	(1,106,200)	—	—	(1,106,200)
Interest Rate Swaps*	—	(1,607,901)	—	(1,607,901)
Total	$244,360,967	$81,141,295	$—	$325,502,262

*	Represents net unrealized appreciation (depreciation).

8	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments (excluding investments in derivatives) was $294,856,373.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$47,302,239
Depreciation	(13,942,249)
Net unrealized appreciation (depreciation) of investments	$33,359,990

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Investment, or portion of investment, is out on loan. The total value of investments out on loan as of the end of the reporting period was $65,134,069.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	For fair value measurement disclosure purposes, investment classified as Level 2.

(5)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Perpetual security. Maturity date is not applicable.

(7)	Borrowings as a percentage of Total Investments is 31.2%.

(8)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $224,943,822 have been pledged as collateral for borrowings.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(10)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(11)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate Intercontinental Exchange.

Nuveen Investments	9

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Tax-Advantaged Dividend Growth Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2015